STOCKHOLDERS’ EQUITY (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
SCHEDULE OF COMPANY ISSUED COMMON STOCK

	Number of shares	$
Shares arising from stock-based compensation to executives	181,656	1,923,217
Issuance of shares in connection with sales made under private offerings	448,759	2,516,900
Purchase Option Agreement	66,496	500,000
Total	696,911	4,940,117

SCHEDULE OF STOCK OPTIONS ACTIVITY

The following table reflects all outstanding and exercisable options as of December 31, 2025. All stock options immediately vest and are exercisable for a period of five to ten years from the date of issuance.

	Number of Options	Average Exercise	Remaining Contractual Life
	Outstanding	Price	(Years)
Outstanding, December 31, 2022	158,750	6.72	4.74
Issued in 2023	35,000	1.80	8.98
Exercised in 2023	92,917	11.76	-
Outstanding, December 31, 2023	100,833	0.48	8.22
Issued in 2024	31,389	5.76	5.62
Exercised in 2024	112,500	0.12	-
Outstanding, December 31, 2024	19,722	11.16	1.85
Issued in 2025	-	-	-
Exercised in 2025	-	-	-
Expired in 2025	13,884	10.80	-
Outstanding, December 31, 2025	5,838	12.00	2.88